Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and StrategyWe have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our cybersecurity-related departments regularly monitor the performance of our platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors is responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

At the management level, our CEO, CFO and the head of the departments in connection with cybersecurity-related matters are responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our CEO and CFO report to our board of directors (i) timely updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) in connection with disclosure concerning cybersecurity matters in our annual report on Form 20-F.

If a cybersecurity incident occurs, our cybersecurity-related departments will promptly organize personnel for internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, the cybersecurity-related departments will promptly report the incident and assessment results to our CEO and CFO, and, to the extent appropriate, seek advice from external experts and legal counsels. If it is determined that the incident could potentially be a material cybersecurity event, our CEO and CFO will decide on relevant response measures and management shall promptly prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our CEO, CFO and the head of the departments in connection with cybersecurity-related matters are responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	board of directors is responsible for overseeing risks related to cybersecurity